INVESTMENT SUB-ADVISORY AGREEMENT

between

EATON VANCE MANAGEMENT

and

MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED

for

EATON VANCE LIMITED DURATION INCOME FUND

AGREEMENT made as of April 18, 2024 (“Effective Date”), by and between EATON VANCE MANAGEMENT, a Massachusetts business trust (hereinafter referred to as the “Investment Adviser”), and MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, a company incorporated under the laws of England (hereinafter referred to as the “Local Manager”).

W I T N E S S E T H :

WHEREAS, Eaton Vance Limited Duration Income Fund (the “Fund”) is a Massachusetts business trust engaged in business as a closed‑end management investment company registered under the Investment Company Act of 1940, as amended (hereinafter referred to as the “Investment Company Act”); and

WHEREAS, the Investment Adviser and the Local Manager are engaged principally in rendering investment advisory services and are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”); and

WHEREAS, the Local Manager is regulated by the Financial Conduct Authority in the United Kingdom (“FCA”); and

WHEREAS, the Investment Adviser has entered into an investment advisory agreement (the “Advisory Agreement”) with the Fund, dated April 14, 2003, as amended from time to time, pursuant to which the Investment Adviser provides management and investment and advisory services to the Fund; and

WHEREAS, the Investment Adviser desires to enter into an investment sub-advisory agreement with the Local Manager to render portfolio management services to the Fund in the manner and on the terms set forth in this Sub-Advisory Agreement with respect to all or a portion of the assets of the Fund, effective as of the Effective Date (this “Sub-Advisory Agreement”); and

WHEREAS, the Local Manager is willing to provide investment advisory services to the Investment Adviser in connection with the Fund’s investment operations on the terms and conditions hereinafter set forth and including the terms and conditions contained in the Annex to this Agreement; provided however, that nothing in the Annex to this Agreement shall authorize conduct prohibited under the Investment Company Act, the Advisers Act, or other laws or regulations applicable to the Local Manager;

NOW THEREFORE, in consideration of the premises and the covenants hereinafter contained, the Local Manager and the Investment Adviser hereby agree as follows:

ARTICLE I

Duties of the Local Manager

The Investment Adviser hereby employs the Local Manager to act as discretionary investment manager to the Investment Adviser and to furnish the investment management services described below with respect to the Fund, subject to the broad supervision of the Investment Adviser and the Board of Trustees of the Fund, for the period and on the terms and conditions set forth in this Sub-Advisory Agreement.

The Local Manager hereby accepts such employment and agrees during such period, at its own expense, to render, or arrange for the rendering of, such services and to assume the obligations herein set forth for the compensation provided for herein.  The Investment Adviser and its affiliates shall for all purposes herein be deemed a Professional Client as defined under the rules and guidance promulgated by the FCA in the FCA Handbook (hereinafter referred to as the “FCA Rules”).  The Investment Adviser has the right to request to be treated as a retail client.  Classification as a retail client requires the Local Manager to exercise a higher level of protective care under the regulatory system.  However, the Local Manager is not obliged to accept any such request.  The Investment Adviser should be aware that professional clients will not be entitled to certain protections afforded by the FCA Rules to retail clients.  For the avoidance of doubt, the Local Manager will, for purposes of the FCA Rules, only treat the Investment Adviser (but not the Fund) as its customer from both a regulatory and a contractual perspective. The Local Manager and its affiliates shall for all purposes herein each be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund.

The Local Manager shall have full discretion, power and authority on the Fund’s behalf to buy, sell, retain, exchange or otherwise deal in investments and other assets, make deposits, subscribe to issues and offers for sale and accept placings of any investments, enter into foreign currency transactions on a spot or forward basis, effect transactions on any markets, take all day to day decisions and otherwise act as the Local Manager judges appropriate in relation to the investment and reinvestment of the portfolio of assets of the Fund.  This includes performing all acts and executing all documents which the Local Manager reasonably considers incidental thereto, including (without limitation) power to execute and deliver all applications, requests, or claims for refund, reduction, repayment or credit of, or exemption or relief from, any withholding tax or similar taxes in any jurisdiction in which such applications, requests or claims may be made.  In connection with the selection of brokers, dealers, futures commission merchants, or other market participants and the placing of orders on behalf of  the Fund, the Local Manager shall use its best efforts to seek to execute security transactions at prices that are advantageous to the Fund and (when a disclosed commission is being charged) at commission rates that are reasonable in relation to the benefits received in accordance with the FCA Rules set forth in the Annex to this Sub-Advisory Agreement. Subject to guidelines adopted by the Fund, the Local Manager shall also make recommendations or take action as to the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the portfolio of assets of the Fund shall be exercised.  All of the foregoing is subject always to the restrictions of the Declaration of Trust and By‑Laws of the Fund, as they may be amended and/or restated from time to time and as provided to the Local Manager by the Investment Adviser, the provisions of the Investment Company Act and the statements relating to the Fund’s investment objective(s), investment policies and investment restrictions as the same are set forth in the currently effective prospectus and statement of additional information relating to the registration statement of the Fund under the Investment Company Act and the Securities Act of 1933, as amended, as may be supplemented and amended in the most recent annual and semi-annual shareholder reports of the Fund (collectively, the “Disclosure Documents”), as well as to the ongoing oversight and supervision of the Local Manager by the Investment Adviser and the Board of Trustees of the Fund.

The Local Manager has reviewed the most recent Disclosure Documents, as applicable, that contain disclosure about the Local Manager, and represents and warrants that, with respect to the disclosure about the Local Manager or information relating directly or indirectly to the Local Manager, such Disclosure Document, as applicable, contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading. The Local Manager further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Sub-Advisory Agreement remains in effect.

The Local Manager shall furnish such reports, evaluations, information or analyses to the Fund and the Investment Adviser as the Fund’s Board of Trustees or the Investment Adviser may reasonably request from time to time, or as the Local Manager may deem to be desirable.

Subject to approval of the Fund’s Board and notice to the Local Manager, the Investment Adviser retains complete authority immediately to assume direct responsibility for any function delegated to the Sub-Adviser under this Sub-Advisory Agreement. Should the Trustees of the Fund or the Investment Adviser at any time, however, make any specific determination as to investment policy for the Fund and notify the Local Manager thereof in writing, the Local Manager shall be bound by such determination for the period, if any, specified in such notice or until similarly notified that such determination has been revoked.

The Local Manager will not hold money on behalf of the Investment Adviser or the Fund, nor will the Local Manager be the registered holder of the registered investments of the Investment Adviser or the Fund or be the custodian of Fund assets or hold evidence of title.

The Local Manager may, where reasonable, employ agents (including affiliates) to perform any administrative, dealing or ancillary services required to enable the Local Manager to perform its services under this Sub-Advisory Agreement.

ARTICLE II

Allocation of Charges and Expenses

The Local Manager assumes and shall pay for maintaining the staff and personnel necessary to perform its obligations under this Sub-Advisory Agreement and shall at its own expense provide the office space, equipment and facilities which it is obligated to provide under Article I hereof.

ARTICLE III

Compensation of the Local Manager

For the services rendered, the facilities furnished and expenses assumed by the Local Manager, the Investment Adviser shall pay to the Local Manager a fee with respect to the Fund in an amount to be determined from time to time by the Investment Adviser and the Local Manager but in no event in excess of the amount that the Investment Adviser actually received for providing services to the Fund pursuant to the Advisory Agreement.  The fee currently paid by the Investment Adviser to the Local Manager in respect to the Fund is set forth on Schedule A, as may be amended from time to time.

ARTICLE IV

Limitation of Liability of the Local Manager

No warranty is given by the Local Manager as to the performance or profitability of the Fund or any part thereof.

If a percentage restriction contained in the Fund’s investment objective(s) or investment restrictions (as the same are set forth in the Fund’s then-current Disclosure Documents) is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

The Local Manager will not be responsible to the Investment Adviser or the Fund for the solvency, actions or omissions of any counterparty, broker, dealer, market‑maker, bank, custodian or sub‑custodian, with whom it transacts business on the Investment Adviser’s behalf, other than affiliates of the Local Manager.

Nothing in this Agreement will exclude or restrict any liability which the Local Manager has under the Financial Services and Markets Act 2000 or the FCA Rules in relation to the Investment Adviser and which may not be excluded or restricted thereunder.

The Local Manager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the performance of investment advisory services rendered with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder.  The exception in the previous sentence shall apply to each limitation of the Local Manager’s liability contained in this Article IV.  As used in this Article IV, the Local Manager shall include any affiliates of the Local Manager performing services for the Local Manager contemplated hereby and directors, officers and employees of the Local Manager and such affiliates.

It is understood and agreed that in furnishing the investment advice and other services as herein provided, the Local Manager shall use its best professional judgment to perform its obligations hereunder which will provide favorable results for the Fund.  The Local Manager shall not be liable to the Fund or to any shareholder of the Fund to any greater degree than the Investment Adviser, and the Investment Adviser shall indemnify and hold the Local Manager harmless against any loss, liability or cost incurred by the Local Manager towards the Fund or to any shareholder of the Fund except to the extent that such loss, liability or cost arises from the Local Manager’s fraud, willful misfeasance, bad faith or gross negligence in the performance of the Local Manager’s duties hereunder.

The Fund shall be severally (and not jointly) liable for its own fees, costs, expenses and other liabilities attributable to such Fund.

ARTICLE V

Activities of the Local Manager

The services of the Local Manager to the Investment Adviser in connection with the operations of the Fund are not to be deemed to be exclusive, the Local Manager and any person controlled by or under common control with the Local Manager (for purposes of this Article V referred to as “affiliates”) being free to render services to others.  It is understood that the Trustees and any officers, employees and shareholders of the Fund are or may become interested in the Local Manager and its affiliates, as directors, officers, employees and shareholders or otherwise and that directors, officers, employees and shareholders of the Local Manager and its affiliates are or may become similarly interested in the Fund, and that the Local Manager and directors, officers, employees, partners and shareholders of its affiliates may become interested in the Fund as shareholders or otherwise.

ARTICLE VI

Duration and Termination of this Agreement

This Agreement shall become effective with respect to the Fund for an initial period of up to two years from the Effective Date, and thereafter, but only so long as such continuance is specifically approved at least annually by (i) the Trustees of the Fund or by the vote of a majority of the outstanding voting securities of the Fund and (ii) a majority of those Trustees who are not parties to this Sub-Advisory Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

This Agreement may be terminated at any time with respect to the Fund, without the payment of any penalty, by the Investment Adviser (subject to the approval of the Trustees of the Fund), by the Board of Trustees of the Fund or by vote of a majority of the outstanding voting securities of the Fund at any meeting, or by the Local Manager, on sixty days’ written notice to the other party.  This Agreement shall automatically terminate with respect to the Fund in the event of its assignment or in the event of the termination of the Advisory Agreement of the Fund.  Any termination shall be without prejudice to the completion of transactions already initiated. In the event of termination for any reason, all records of the Fund held by the Local Manager shall promptly be returned to the Investment Adviser or the Fund, free from any claim or retention of rights in such record by the Local Manager, although the Local Manager may, at its own expense, make and retain a copy of such records.

ARTICLE VII

Amendments to this Agreement

This Agreement may be amended by a writing signed by both parties hereto, provided that no amendment to this Agreement shall be effective until approved in a manner consistent with the requirements of the Investment Company Act.

Definitions of Certain Terms

The terms “vote of a majority of the outstanding voting securities,” “assignment,” “affiliated person” and “interested person” used in this Agreement, shall have the respective meanings specified in the Investment Company Act and the rules and regulations thereunder, subject, however, to such exemptions as may be granted by the Securities and Exchange Commission under said Act. In addition, where the effect of a requirement of the Investment Company Act reflected in any provision of this Agreement is modified or interpreted by any applicable order or orders of the SEC, any rules or regulations adopted by, or interpretative releases of, the SEC, or any applicable guidance issued by the staff of the SEC, such provision will be deemed to incorporate the effect of such order, rule, regulation, interpretative release, or guidance.

ARTICLE VIII

Miscellaneous

Books and Records. The Local Manager hereby agrees that all records that it maintains for the Fund are the property of the Fund and further agrees to surrender promptly to the Fund any of such records upon the Fund’s or the Investment Adviser's request in compliance with the requirements of Rule 31a-3 under the Investment Company Act, although the Local Manager may, at its own expense, make and retain a copy of such records. The Local Manager further agrees to preserve for the periods prescribed by Rule 31a-2 under the Investment Company Act the records required to be maintained by Rules 31a-1 and 31a-2 under the Investment Company Act.

Limitation of Liability of Trustees, Officers, and Shareholders.  A copy of the Declaration of Trust for the Fund and the Investment Adviser is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this Sub-Advisory Agreement is executed on behalf of the Investment Adviser by an officer of the Investment Adviser, in his or her capacity as an officer and not individually. The Local Manager expressly acknowledges the provisions in the Declarations of Trust of the Fund and of the Investment Adviser limiting the personal liability of Trustees, officers, and the shareholders of the Fund and the Investment Adviser, respectively, and the Local Manager hereby agrees that it shall have recourse to the Fund or the Investment Adviser, respectively, for payment of claims or obligations as between the Fund or the Investment Adviser, respectively, and the Local Manager arising out of this Sub-Advisory Agreement and shall not seek satisfaction from the Trustees or officers of the Fund or the Investment Adviser or the shareholders of the Fund or the Investment Adviser.

Third Party Beneficiaries. The Fund is a third-party beneficiary to this Agreement. Aside from the Fund, nothing in this Agreement, express or implied, is intended to or shall confer upon any person not a party hereto (including, but not limited to Shareholders of the Fund) any right, benefit, or remedy of any nature whatsoever under or by reason of the Agreement.

Governing Law. This Sub-Advisory Agreement shall be construed in accordance with the laws of The Commonwealth of Massachusetts and the applicable provisions of the Investment Company Act.  To the extent that the applicable laws of The Commonwealth of Massachusetts, or any of the provisions herein, conflict with the applicable provisions of the Investment Company Act, the latter shall control.

Severance. If any term or provision of this Sub-Advisory Agreement or the application thereof to any person or circumstance is held to be invalid or unenforceable to any extent, the remainder of this Sub-Advisory Agreement or the application of such provision to other persons or circumstances shall not be affected thereby and shall be enforced to the fullest extent permitted by law.

Execution. This Sub-Advisory Agreement may be executed by the parties hereto in any number of counterparts, and all of said counterparts taken together shall be deemed to constitute one and the same instrument. This Sub-Advisory Agreement may be executed in written form or using electronic or digital technology, whether it is a computer-generated signature, an electronic copy of the party’s true ink signature, DocuSign, facsimile or otherwise. Delivery of an executed counterpart of the Agreement by facsimile, e-mail transmission via portable document format (.pdf), DocuSign, or other electronic means will be equally as effective and binding as delivery of a manually executed counterpart.

IN WITNESS WHEREOF, the parties hereto have executed and delivered this Sub-Advisory Agreement as of the date first above written.

EATON VANCE MANAGEMENT

By:	/s/ Andrew Szczurowski
Name:	Andrew Szczurowski
Title:	Vice President and not individually

MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED

By:	/s/ Ruairi O'Healai
Name:	Ruairi O'Healai
Title:	Director, Managing Director and not individually

Acknowledged and agreed to as of the day

and year first above written:

EATON VANCE LIMITED DURATION INCOME FUND

By:	/s/ James F. Kirchner
Name:	James F. Kirchner
Title:	Treasurer and not individually

SCHEDULE A

Annual Investment Sub-Advisory Fee

For the services, payments and facilities furnished by the Sub-Adviser under this Agreement, the Sub-Adviser is entitled to receive from the Adviser the compensation set forth below:

A fee in an amount equal to 0.04% annually of the average weekly gross assets of the Fund. Gross assets shall be calculated by deducting accrued liabilities of the Fund, except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund, and the amount of any outstanding preferred shares issued by the Fund. Accrued liabilities are expenses incurred in the normal course of operations.

In case of initiation or termination of the Agreement during any month with respect to the Fund, the fee for that month shall be reduced proportionately on the basis of the number of calendar days during which the Agreement is in effect.

Such compensation shall be paid monthly in arrears. The Sub-Adviser may, from time to time, waive all or a part of the above compensation.

SUB‑ADVISORY AGREEMENT

ANNEX

REGULATORY STATUS

The Local Manager is authorised and regulated by the Financial Conduct Authority (the “FCA”), the UK supervisory authority whose registered office is at 25 The North Colonnade, Canary Wharf, London, United Kingdom E14 5HS.

2.     ORDER EXECUTION

The Local Manager acknowledges its duty under the FCA Rules to take all reasonable steps to obtain the best possible result for the Investment Adviser (taking into account the factors prescribed in the FCA Rules) when executing orders resulting from decisions to deal in designated investments (as defined in the FCA Rules) and to act in accordance with the Investment Adviser’s best interests when placing orders in respect of designated investments with other persons for execution or when receiving and transmitting orders to other persons for execution.  Information concerning the Local Manager’s policy for meeting those obligations (the “Order Execution Policy Disclosure Statement”) is included as Schedule 1.  The Investment Adviser acknowledges receipt of the Order Execution Policy Disclosure Statement and confirms its consent to the matters described in it.  For the avoidance of doubt and as set out in the Order Execution Policy Disclosure Statement, the Investment Adviser acknowledges that specific instructions from the Investment Adviser in relation to the execution of orders may prevent the Local Manager from following its execution policy in relation to such orders in respect of the elements of execution covered by the instructions.

The Local Manager will act in good faith and with due diligence in its choice and use of brokers or dealers (“Broker”) to place client orders or execute client transactions.  Subject thereto and to the FCA Rules, the Local Manager may execute or arrange for the execution of transactions for the Investment Adviser on such markets or exchanges (including markets or exchanges that are not Regulated Markets or MTFs) and with or through such Brokers (but excluding any Affiliate) as it thinks fit.  All transactions will be effected in accordance with the rules and regulations of the relevant market or exchange, and the Local Manager may take all such steps as may be required or permitted by such rules and regulations and/or by appropriate market practice. For purposes of this Agreement, “Multilateral Trading Facility” (also “MTF”) has the meaning given in the FCA Rules (in summary, an investment exchange or multilateral trading platform other than a Regulated Market); and “Regulated Market” has the meaning given in the FCA Rules (in summary, an investment exchange or multilateral trading platform which, in either case, is regulated within the EEA as a “regulated market” under the Markets in Financial Instruments Directive).

The Investment Adviser expressly instructs the Local Manager not to make public immediately any limit order relating to transactions in respect of the Fund which is not immediately executed under prevailing market conditions where the Local Manager believes it is in the Investment Adviser’s interests not to do so.

The Local Manager may aggregate transactions for the Fund with transactions of other clients of the Local Manager and of its employees and of clients of its affiliate and its employees and will promptly allocate such aggregated transactions among the participating accounts on a fair and equitable basis in accordance its order allocation policy established in compliance with the requirements of the FCA Rules.  The Investment Adviser recognises that the Local Manager will aggregate transactions only where it reasonably believes that it is likely that the aggregation will operate overall to the advantage of the Fund.  However, on occasion the aggregation may operate to the disadvantage of the Fund in relation to a particular order.  The Local Manager will provide a copy of its order allocation policy to the Investment Adviser upon request.

Annex-1

3.     DEALING ARRANGEMENTS

The Local Manager’s policy regarding its Dealing Arrangements, including details of the goods and services that relate to the execution of trades and those that relate to the provision of research are set out in Schedule 2.  The Local Manager shall provide the Investment Adviser with details of its Dealing Arrangements with the frequency required by the FCA Rules.  For purposes of this Agreement, “Dealing Arrangements” means arrangements entered into by the Local Manager as permitted by the FCA Rules for the receipt or payment of money, goods or services that relate to the execution of trades or the provision of research under which the Local Manager executes or arranges for the execution of orders in designated investments.

4.     MATERIAL INTERESTS

The Local Manager and any of its affiliates (an “Affiliate”) may, subject to the limitations of the U.S. Investment Company Act of 1940, as amended, and to the overriding principles of suitability and best execution and without prior reference to the Investment Adviser, effect transactions in which the Local Manager or Affiliate has, directly or indirectly, a material interest or a relationship of any description with another party, which may involve a potential conflict with the Local Manager’s duty to the Investment Adviser.  For example, such potential conflicting interests or duties may arise because:

•       any of the Local Manager’s or Affiliate’s directors or employees is a director of, holds or deals in securities of, or is otherwise interested in any company whose securities are held or dealt in on behalf of the Investment Adviser;

•       the transaction is in the securities of a company for which an Affiliate has provided corporate finance advice, underwritten, managed or arranged an issue or offer for sale;

•       the Local Manager may act as agent for the Investment Adviser in relation to transactions in which it is also acting as agent for the account of other clients and/or an Affiliate;

•       the transaction is in units or shares of a collective investment scheme (regulated or unregulated) of which the Local Manager or any Affiliate is the manager, operator, banker, adviser, custodian or trustee; or

•       The Local Manager may act as agent for a counterparty and also act as agent on behalf of the Investment Adviser and in the course of so acting may charge a commission to either the counterparty or the Investment Adviser.

Annex-2

Nothing in the Agreement shall oblige the Local Manager or any Affiliate to accept responsibilities more extensive than those set out in the Agreement or shall give rise to any fiduciary or equitable duties which would prevent or hinder either: (i) the Local Manager or any Affiliate performing investment management or other services for any person or entity other than the Investment Adviser or from making investments on their own behalf and the performance of such services for others or investment on their own behalf will not be deemed to violate or give rise to any duty or obligation to the Investment Adviser; or (ii) the Local Manager effecting any transaction with or for the Investment Adviser with an Affiliate; or (iii) such Affiliate acting both as market-maker and broker, principal or agent, dealing with other Affiliates and other clients and generally effecting transactions as provided above nor from retaining any remuneration received in respect thereof.

5.         RECORDS AND REPORTS

5.1       The Local Manager shall, not later than 10 working days following the end of each calendar month, furnish to the Investment Adviser a statement showing all transactions that have occurred in the Fund and a monthly listing of all investments and cash balances held as of the end of such month.

5.2       The monthly statement will show the cost or amount realised (in the case of any relevant new purchase or sale) and, where available, the current value (where applicable) of each investment held in the Fund and any income arising on the Fund’s account during the relevant calendar month, and will also include a statement showing the measure of the performance of the assets of the Fund.  The basis of all valuations will be as stated in the first monthly statement, unless otherwise agreed.

5.3       The Local Manager will not provide the Investment Adviser with an individual trade confirmation of each portfolio transaction unless the Investment Adviser has specifically requested the Local Manager to do so.

6.         FORCE MAJEURE

            The Local Manager shall not be responsible or liable to the Investment Adviser or the Fund for any failure or delay in the performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control, including, without limitation, acts of God; earthquakes; fires; floods; wars; civil or military disturbances; sabotage; epidemics; riots; interruptions, loss or malfunctions of utilities; computer (hardware or software) or communications services; accidents; labor disputes; acts of civil or military authority or governmental actions; it being understood that the Local Manager shall use reasonable efforts which are consistent with accepted practices in the investment management industry to resume performance as soon as practicable under the circumstances.

7.         COMPLAINTS

            The Local Manager maintains procedures in accordance with FCA Rules for the effective consideration and handling of client complaints.  Complaints will be considered promptly by the appropriate supervisory manager who is not personally involved in the subject matter of the complaint.  Where appropriate, the complaint will be passed to the Compliance Officer.

Annex-3

8.     RECORDING OF TELEPHONE INSTRUCTIONS

All instructions received from the Investment Adviser by telephone will be binding as if received in writing.  The Local Manager may record telephone conversations with the Investment Adviser and produce such recordings in evidence if the Local Manager sees fit to do so.  In some circumstances, when the Investment Adviser is dealing with the Local Manager, data may be collected about the Investment Adviser and the Investment Adviser’s officers or employees indirectly from monitoring devices or other means (for example, telephone logs and recordings).  In these circumstances, the data are not accessed on a routine basis but access is possible.  Access could occur, for instance, in situations where the data are needed to clarify or confirm instructions provided by the Investment Adviser, for compliance or billing purposes.

9.         CONFIDENTIALITY AND DISCLOSURE

            The Local Manager and the Investment Adviser undertake to keep private and confidential all information acquired in connection with this Agreement, and not to disclose such information to any person except to the extent that:

(a)      the other party gives prior consent; or

(b)     disclosure is required by applicable law, rule, or regulation; or

(c)      the Local Manager is required to disclose the information by the FCA, the Bank of England, the London Stock Exchange or any other recognised investment exchange, the City Panel on Takeovers and Mergers or any other regulatory authority having jurisdiction over the Local Manager or the performance by it of its obligations under this Agreement or by English Law; or

(d)     the parties may disclose such information to their legal counsel, accountants, or other professional advisors; or

(e)      disclosure to a counterparty to a transaction effected for the Fund is required as a condition to such transaction; or

(f)      disclosure is necessary to enable the Investment Adviser or Local Manager to perform its obligations under this Agreement.

10.       DATA PROTECTION

10.1     The Local Manager will, in connection with the Sub-Advisory Agreement, comply (where applicable) with the UK Data Protection Act 1998 and other applicable data protection laws and regulations (together, the “Data Protection Laws”).

10.2         The Investment Adviser will comply (where applicable) with the Data Protection Laws and (where applicable) take all reasonable steps to ensure that it has obtained all necessary consents for the Local Manager to process any personal data for the purposes of the Agreement.

Annex-4

                                                                   Schedule 1

ORDER EXECUTION POLICY DISCLOSURE STATEMENT

Transaction Execution Arrangements

Morgan Stanley Investment Management Limited ( the “Local Manager”) has established and implemented transaction execution arrangements that are designed to allow the Local Manager to take all reasonable steps to obtain the best possible result when executing or placing orders as portfolio manager on behalf of its clients in relation to financial instruments that form part, or may become part, of one or more investment portfolios managed by the Local Manager for that or those clients (each a “Transaction”).  For the purposes of this document: any reference to the Local Manager “executing an order” is a reference to the Local Manager, as agent, entering into a Transaction on behalf of a client with another person that acts as principal to that Transaction, any reference to the Local Manager “placing an order” is a reference to the Local Manager, as agent, arranging for a Transaction to be entered into by another person that acts as agent on behalf of a client when entering into that Transaction, and any reference to the Local Manager “effecting a Transaction” is a reference to the Local Manager either placing or executing an order.

As part of its transaction execution arrangements, the Local Manager has an order execution policy in place that is designed to ensure that the Local Manager complies with its duty to obtain the best possible result when effecting a Transaction for one or more clients (the “Order Execution Policy”).

This document is intended to provide the Local Manager’s clients with a summary of the Local Manager’s Order Execution Policy. Nothing herein is intended to place upon the Local Manager fiduciary or other duties or responsibilities over and above the specific obligations provided for in the investment management agreement between the Local Manager and a client.

The quality of execution

Where the Local Manager effects a Transaction for its professional clients, subject to any specific instructions received from a client, the Local Manager will determine the best possible result taking the following factors into account: (a)  price; (b) costs; (c) speed; (d) likelihood of execution or settlement; (e) size of the Transaction; (f) nature of the Transaction; and (g) any other consideration relevant to the Transaction, including availability of liquidity, the impact on the market of the Transaction and the Local Manager’s operational costs.

Price is normally judged with reference to normal market size for the relevant financial instrument.  Where trades are outside of normal market size and in sizeable volume or made on an over the counter basis, it is not generally possible to source a quote for price from Brokers because a declaration of intention to deal could result in market/security price sensitivity.  As a result, the Local Manager must then determine what is likely to be the best execution venue without being able to get firm quotes, but there can be no guarantee that it will be.

In certain circumstances, the relevant execution venue may not be able to provide sufficient immediately available liquidity to carry the contemplated Transaction out in full at the time required. In addition, other circumstances may dictate that the best immediately available price for a Transaction may not be the best possible result for that Transaction.  Where, in the Local Manager’s opinion, those circumstances occur the Local Manager may need to split the Transaction up into multiple Transactions with a view to obtaining the best possible result in relation to the original Transaction by completing that Transaction over a period of time using a variety of execution venues.

Sch. 1-1

The Local Manager will determine the relative importance of each factor using the following criteria: (a) the characteristics of the Fund; (b) the characteristics and nature of the Transaction, including whether any specific instructions are given by the Investment Adviser or the Fund; (c) the characteristics of the financial instruments that are the subject of the Transaction; and (d) the characteristics of the execution venues to which the Transaction can be directed.

While the Local Manager will take all reasonable steps, based on the resources available to it, to satisfy itself that it has processes in place that can reasonably be expected to lead to the delivery of the best possible result, the Local Manager does not guarantee that it will always be able to obtain the best possible result in relation to each Transaction.

Specific Instructions

Where a client provides the Local Manager with a specific instruction in relation to a proposed Transaction or any particular aspect of that Transaction (including, but not limited to, a direction to execute on a particular venue) the Local Manager will effect that Transaction in accordance with those instructions. Specific instructions may prevent the Local Manager from following some or all of the steps provided for in the Order Execution Policy which are designed to obtain the best possible result in respect of the elements covered by those instructions.

In following such instructions, the Local Manager will be deemed to have taken all reasonable steps to provide the best possible result in respect of the relevant Transaction or aspect of that Transaction covered by the specific instructions. To the extent that specific instructions are not comprehensive, the Local Manager will determine any non-specified components in accordance with its Order Execution Policy.

Selection of Execution Venues

The Local Manager includes in its Order Execution Policy those execution venues (sources of liquidity) that enable the Local Manager to obtain on a consistent basis the best possible result in relation to the Transactions. The Local Manager may use one or more of the following venue types: (a) Regulated Markets; (b) Multilateral Trading Facilities; (c) Systematic Internalisers; (d) third party investment firms; and/or (e) non-EU entities performing similar functions. In this document, the terms “Regulated Market”, “Multilateral Trading Facility” and “Systematic Internaliser” have the meaning given to them in the Markets in Financial Instruments Directive.

Certain Transactions may be effected outside a Regulated Market or a Multilateral Trading Facility where the Local Manager believes it can achieve the best possible result by doing so.

The Local Manager assesses product-by-product which venues are likely to provide the best possible result, it also monitors the execution of all Transactions on that venue if an order has been placed with another person and keeps informed of relevant market information. For certain financial instruments, there may be only one execution venue available and in such circumstances, the Local Manager will presume that it has obtained the best possible result if it effects a Transaction in that venue.

If a Transaction is effected by placing an order with another person for execution, the Local Manager will either determine the ultimate execution venue itself and instruct the other person accordingly, or the Local Manager will use all reasonable efforts to satisfy itself that the other person has arrangements in place to enable the Local Manager to comply with the Local Manager’s obligation to obtain the best possible result in relation to the relevant Transaction.

Sch. 1-2

Approval of brokers, monitoring and review

The Local Manager’s Order Execution Policy provides for a broker approval procedure. Apart from a broker’s commission/commission equivalent rates, the Local Manager will consider the following matters when selecting and approving a broker: (a) reliability, integrity and reputation in the industry; (b) execution capabilities, including block positioning, speed of execution and quality and responsiveness of its trading desk; (c) knowledge of, and access to, the markets for the securities being traded; (d) ability to obtain price improvement; (e) ability to maintain confidentiality; (f) ability to handle non-traditional trades; (g) technology infrastructure; and (h) clearance and settlement capabilities.

In addition, in certain circumstances and in some markets, a broker’s research capabilities may be considered relevant factors in connection with the selection and approval of a broker. This may include a broker’s coverage of certain industries in which the Local Manager may seek to invest on behalf of its clients, the quality of the broker’s research, as well as the reputation and standing of the broker’s analysts, their investment strategies, timing, accuracy of statistical information and idea generation.

The Local Manager monitors the quality of the execution services provided by approved brokers and reviews each broker’s performance on a regular basis, taking the above factors into account. The Local Manager meets with the most significant brokers periodically to review the service and performance levels provided.

Commission Rates

The Local Manager effects Transactions on the basis of standard commission rates for specific markets. The rates are negotiated from time to time with each broker to ensure competitiveness, taking into account market trends whilst seeking a commercial balance so as to ensure the quality of services provided by the brokers.

Sch. 1-3

Schedule 2

INFORMATION ABOUT MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED’S USE OF DEALING COMMISSIONS AND ACCEPTANCE OF NON-MONETARY BENEFITS FROM BROKERS

Morgan Stanley Investment Management Limited’s use of dealing commissions and non-monetary benefits

Morgan Stanley Investment Management Limited (the “Local Manager”) will from time to time execute or place orders with selected brokers as portfolio manager on behalf of its professional clients in relation to financial instruments that form part, or may become part, of one or more investment portfolios managed by the Local Manager for its clients (each so executed or placed order a “Transaction”).

Although the Local Manager’s investment decisions and the corresponding Transactions are primarily based upon fundamental analysis and a variety of primary and secondary information sources, external research and market intelligence from analysts employed by the brokers the Local Manager may engage to effect Transactions is valuable in helping to make informed investment decisions and in those circumstances, will enhance the quality of the Fund management service provided by the Local Manager to its clients. The available research covers sectors and markets in detail and may generate and stimulate new ideas and discussions. Some research services will be produced for all clients of the relevant broker, but the analysts may also provide research that has been tailored to the Local Manager’s specific request, including the ability to discuss corporate developments in the immediate aftermath of their announcement (together “Research Services”).

This document is intended to provide the Local Manager’s professional clients with information about the manner in which the Local Manager, when effecting Transactions, may make payments on behalf of its client to certain providers of Research Services and about certain non-monetary benefits that the Local Manager may receive from certain brokers in the course of its dealings with such brokers.

The conditions upon which dealing commissions will be paid to providers of Research Services

The Local Manager will only make payments to a broker in consideration of the provision of Research Services when it is satisfied using its reasonable judgement that the Research Services received in return for the payments will reasonably assist the Local Manager in the provision of its portfolio management services to the investment advisers on whose behalf the relevant Transactions are being effected and do not, and are not likely to, impair compliance with the duty of the Local Manager to act in the best interests of its clients (including, without limitation, its obligation to take all reasonable steps to obtain the best possible result when effecting a Transaction).

The manner in which dealing commissions are paid to providers of research services

If the conditions for payment have been satisfied, the eligible providers of Research Services may be remunerated for the provision of Research Services as part of the Local Manager’s commission sharing arrangements. Under the commission sharing arrangements, the Local Manager will instruct participating brokers to record a certain portion of dealing commission that is received pursuant to the completion of a Transaction, based upon a previously agreed allocation, as research credits (each a “Pool”). Each of the participating brokers has undertaken to the Local Manager, periodically, subject to an instruction from the Local Manager, to make payments from their Pool to providers of Research Services (including the administering broker itself) as the Local Manager may specify in the instruction(s). Any balance that may remain after allocation instructions have been carried out will be carried forward to the next period.

The Local Manager allocates the Pools based on a periodic assessment of the quality of the Research Services provided to the Local Manager by the participating brokers during that period. The Local Manager tends to consider, without limitation, the quality of the analyst service, the sales service, and the company meetings that have been arranged with senior management of companies in which the Local Manager invests for its clients.  Decisions are being taken based on a voting system in which the Local Manager equity portfolio managers participate. As part of a relationship management effort, the Local Manager will meet periodically with those providers of Research Services that the Local Manager deems most significant.

Sch. 2-1

The conditions upon which the Local Manager employees may accept non-monetary benefits from brokers

The Local Manager’s employees that interact with brokers may from time to time receive certain non-monetary benefits in the form of gifts. The Local Manager has detailed compliance procedures relating to the standard of conduct expected from employees in these circumstances which are designed to achieve that receipt of such gifts does not, and is not likely to, impair compliance with the duty of the Local Manager and its employees to act in the best interests of its clients. Most gifts are received during the holiday season and depending on the number received gifts are either put into a raffle or allocated between employees. Employees are allowed to accept invitations to attend sporting, artistic or entertainment events from suppliers and counterparties in accordance with guidelines and limits that are detailed in the policy.

Sch. 2-2